Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 200	$ 146	$ 240	$ 211	$ 232
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	210	358	76	(286)	185
Reclassification adjustment for realized (gains) losses included in net earnings	(3)	12	6	8	(23)
Total net unrealized gains (losses) on securities	207	370	82	(278)	162
Net unrealized gains (losses) on cash flow hedges	1	4	(8)	1	0
Other comprehensive income (loss), net of tax	208	374	74	(277)	162
Total comprehensive income (loss), net of tax	408	520	314	(66)	394
Less: Comprehensive income attributable to noncontrolling interests	6	3	4	6	1
Comprehensive income (loss) attributable to shareholder	$ 402	$ 517	$ 310	$ (72)	$ 393